COMMON STOCK (Details 2) - USD ($)	1 Months Ended
	Aug. 31, 2022	Aug. 30, 2022	Jul. 31, 2022	May 31, 2022
Amount Converted	$ 7,000		$ 9,854	$ 15,146
Number Share issued upon converion	7,000,000	99,063,659	9,853,810	15,146,188
Tri-Bridge Note 1 [Member]
Number Share issued upon converion			9,853,810	15,146,188
Amount Converted	$ 7,000
Number Share issued upon converion	7,000,000
Conversion Price Per Share	$ 0.001		$ 0.001	$ 0.001